UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported): February 7, 2022

Great Ajax Operating Partnership L.P.1
(Exact name of securitizer as specified in its charter)

N/A	0001666043
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Lauren DeMasi, (503) 444-5014

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code,
of the person to contact in connection with this filing

[1]	Great Ajax Operating Partnership L.P., as securitizer, is filing this Form ABS 15-G in respect of all asset-backed securities issued by its affiliates and outstanding during the reporting period in the residential mortgages - other/combined asset class. The depositors in the above mentioned issuances were either Great Ajax Funding LLC or Great Ajax II Depositor LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GREAT AJAX OPERATING PARTNERSHIP L.P.
(Securitizer)

By:	/s/ Lauren DeMasi
Name: Lauren DeMasi
Title: Secretary, Great Ajax Corp as Managing Member of Great Ajax Operating LLC as General Partner of Great Ajax Operating Partnership L.P.

Date: February 7, 2022.